EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2014
EARNINGS PER SHARE
Schedule of computation of basic and diluted earnings per share

	Year Ended December 31,
	2012	2013	2014
Net income attributable to ordinary shareholders — basic	174,887	279,858	307,348
Net income attributable to ordinary shareholders — diluted	174,887	279,858	307,348
Weighted average ordinary shares outstanding — basic	243,284,332	245,187,348	248,957,645
Incremental weighted-average ordinary shares from assumed exercise of share options and nonvested restricted stocks using the treasury stock method	3,696,669	4,298,936	4,046,559
Weighted average ordinary shares outstanding — diluted	246,981,001	249,486,284	253,004,204
Basic earnings per share	0.72	1.14	1.23
Diluted earnings per share	0.71	1.12	1.21

Schedule of outstanding securities excluded from the computation of diluted earnings per share
	Year Ended December 31,
	2012	2013	2014
Outstanding employee options and nonvested restricted stocks	797,981	—	293,512